Note 7 - Related Party Transactions (Details Textual)			1 Months Ended	2 Months Ended	12 Months Ended
	Oct. 13, 2023 USD ($)	Jan. 01, 2011	Jan. 31, 2025 USD ($)	Nov. 30, 2023 USD ($)	Dec. 31, 2026 USD ($)	Dec. 31, 2026 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2018
Related Party Transaction, Agreement Term		5 years												5 years
Related Party Transaction, Daily Vessel Management Fee per Vessel in Operation			$ 991					€ 840		€ 810		€ 775
Foreign Currency Exchange Rate, Translation							1.18
Related Party Transaction, Daily Vessel Management Fee per Vessel in Operation, Administration Fee							$ 12	€ 10
Related Party [Member]
Notes and Loans Payable							627,231		$ 181,014
Eurochart [Member] | M/V Maria, M/V Christos K and M/V Yannis Pittas [Member]
Related Party Transaction, Amounts of Transaction				$ 650,000
Sentinel [Member]
Related Party Transaction, Commission on Premium, Maximum, Percentage													5.00%
Technomar [Member]
Related Party Transaction, Amounts of Transaction per Crew Member per Month													$ 50
Ergina Shipping Ltd. [Member]
Related Party Contract, Annual Proceeds	$ 15,000
Related Party Management Fees [Member]
Vessel Management Fees							4,413,766		4,209,166		$ 3,281,361
Annual Compensation [Member] | Eurobulk Ltd. [Member]
Related Party Transaction, Amounts of Transaction							1,440,000		1,400,000		1,350,000
Vessel Sales [Member] | Eurochart [Member]
Related Party Transaction, Commission, Percentage													1.00%
Charter Revenues [Member] | Eurochart [Member]
Related Party Transaction, Amounts of Transaction							687,619		799,997		630,433
Related Party Transaction, Commission, Percentage													1.25%
Commission of Purchase Price Paid by Seller of Vessel [Member] | Eurochart [Member]
Related Party Transaction, Commission, Percentage													1.00%
Commission In Connection With Sale of Vessel [Member] | Eurochart [Member]
Related Party Transaction, Commission, Percentage				1.00%
Commission In Connection With Sale of Vessel [Member] | Eurochart [Member] | M/V “Tasos” Vessels [Member]
Related Party Transaction, Amounts of Transaction							50,200
Commission In Connection With Sale of Vessel [Member] | Eurochart [Member] | M/V Eirini P [Member]
Related Party Transaction, Amounts of Transaction							85,000
Crew Fees [Member] | Sentinel [Member]
Related Party Transaction, Amounts of Transaction							94,729		90,768		63,237
Crew Fees [Member] | Technomar [Member]
Related Party Transaction, Amounts of Transaction							189,746		181,515		128,418
Payments From Administrative Contract [Member] | Ergina Shipping Ltd. [Member]
Related Party Transaction, Amounts of Transaction	$ 4,600						$ 15,000		$ 15,000
Lump Sum Payment From Administrative Contract [Member] | Ergina Shipping Ltd. [Member]
Related Party Transaction, Amounts of Transaction											$ 110,000
Forecast [Member]
Related Party Transaction, Daily Vessel Management Fee per Vessel in Operation					$ 1,033	€ 875
Forecast [Member] | Annual Compensation [Member] | Eurobulk Ltd. [Member]
Related Party Transaction, Amounts of Transaction					$ 1,480,000